INCOME TAXES - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred income tax assets:
Intangible assets	$ 2,739	$ 0
Property, plant and equipment	26,724	996
Operating leases	44,626	583
Accounts payable and accrued liabilities	35,570	7,295
Pension and postretirement benefits	29,364	4,153
Operating loss carry-forwards	113,913	18,548
Tax credit carry-forwards	9,021	0
Investments in unconsolidated affiliates	1,248	0
Other	11,976	1,335
Total deferred income tax assets	275,181	32,910
Valuation allowances	(93,205)	(16,395)	$ (12,091)
Offset against deferred income tax liabilities	(135,605)	(9,833)
Total deferred income tax assets, net	46,371	6,682
Deferred income tax liabilities:
Intangible assets	97,132	18,982
Property, plant and equipment	132,410	3,863
Operating leases	43,349	120
Accounts payable and accrued liabilities	3,790	0
Pension and postretirement benefits	1,800	0
Investments in unconsolidated affiliates	172	9,097
Other	2,641	222
Total deferred income tax liabilities	281,294	32,284
Offset against deferred income tax assets	(135,605)	(9,833)
Total deferred income tax liabilities, net	$ 145,689	$ 22,451